Rotable spare parts, furniture and equipment, net - Reconciliation of changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	$ 478,771	$ 454,602
Additions	(482,081)	(356,394)
Disposals and transfers	(47,412)	(227,750)
Borrowing costs, net	18,571	(13,676)
Other movements		(9)
Depreciation	(127,401)	(90,790)	$ (50,297)
Balance at end of the year	804,610	478,771	454,602
Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	765,103
Balance at end of the year	1,216,403	765,103
Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(286,332)
Balance at end of the year	(411,793)	(286,332)
Flight equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	52,167	41,914
Additions	(93,868)	(17,091)
Disposals and transfers	(675)	(1,656)
Depreciation	(10,321)	(5,182)
Balance at end of the year	135,039	52,167	41,914
Flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	110,959
Balance at end of the year	202,355	110,959
Flight equipment | Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(58,792)
Balance at end of the year	(67,316)	(58,792)
Constructions and improvements
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	746	1,246
Additions	(8)
Other movements	1,231	107
Depreciation	(493)	(607)
Balance at end of the year	1,492	746	1,246
Constructions and improvements | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	7,564
Balance at end of the year	8,802	7,564
Constructions and improvements | Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(6,818)
Balance at end of the year	(7,310)	(6,818)
Computer equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	112	200
Additions	(6)	(8)
Other movements	43	(1)
Depreciation	(76)	(95)
Balance at end of the year	85	112	200
Computer equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	1,409
Balance at end of the year	1,193	1,409
Computer equipment | Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(1,297)
Balance at end of the year	(1,108)	(1,297)
Office furniture and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	1,094	1,252
Additions	(58)	(9)
Disposals and transfers		(2)
Other movements	432	67
Depreciation	(253)	(232)
Balance at end of the year	1,331	1,094	1,252
Office furniture and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	2,997
Balance at end of the year	3,487	2,997
Office furniture and equipment | Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(1,903)
Balance at end of the year	(2,156)	(1,903)
Electric power equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	235	289
Additions		(4)
Other movements		(7)
Depreciation	(50)	(51)
Balance at end of the year	185	235	289
Electric power equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	530
Balance at end of the year	530	530
Electric power equipment | Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(295)
Balance at end of the year	(345)	(295)
Workshop Tools
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	9	56
Additions	(6)	(8)
Other movements	224
Depreciation	(57)	(55)
Balance at end of the year	182	9	56
Workshop Tools | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	429
Balance at end of the year	660	429
Workshop Tools | Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(420)
Balance at end of the year	(478)	(420)
Motorized transport equipment platform
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	250	398
Additions	(1)
Other movements	48	7
Depreciation	(160)	(155)
Balance at end of the year	139	250	398
Motorized transport equipment platform | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	565
Balance at end of the year	614	565
Motorized transport equipment platform | Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(315)
Balance at end of the year	(475)	(315)
Communications equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	185	223
Additions	(6)
Disposals and transfers	(1)	(1)
Other movements	111	1
Depreciation	(46)	(38)
Balance at end of the year	255	185	223
Communications equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	582
Balance at end of the year	698	582
Communications equipment | Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(397)
Balance at end of the year	(443)	(397)
Workshop machinery and equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	642	701
Additions	(166)	(47)
Other movements	361	4
Depreciation	(133)	(110)
Balance at end of the year	1,036	642	701
Workshop machinery and equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	1,131
Balance at end of the year	1,658	1,131
Workshop machinery and equipment | Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(489)
Balance at end of the year	(622)	(489)
Service carts on board
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	84	114
Additions		(7)
Other movements	90
Depreciation	(48)	(37)
Balance at end of the year	126	84	114
Service carts on board | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	452
Balance at end of the year	542	452
Service carts on board | Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(368)
Balance at end of the year	(416)	(368)
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	185,455	253,826
Additions	(230,439)	(166,571)
Disposals and transfers	(45,085)	(221,253)
Borrowing costs, net	18,571	(13,676)
Other movements		(13)
Balance at end of the year	389,380	185,455	253,826
Pre-delivery payments | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	185,455
Balance at end of the year	389,380	185,455
Construction and improvements in process
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	31,900	26,522
Additions	(17,693)	(33,838)
Disposals and transfers	(1,529)	(4,838)
Other movements	(20,929)	(23,622)
Balance at end of the year	27,135	31,900	26,522
Construction and improvements in process | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	31,900
Balance at end of the year	27,135	31,900
Leasehold improvements to flight equipment
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	205,892	127,861
Additions	(139,830)	(138,811)
Disposals and transfers	(122)
Other movements	18,389	23,448
Depreciation	(115,764)	(84,228)
Balance at end of the year	248,225	205,892	$ 127,861
Leasehold improvements to flight equipment | Gross value
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	421,130
Balance at end of the year	579,349	421,130
Leasehold improvements to flight equipment | Accumulated depreciation
Rotable spare parts, furniture and equipment, net
Balance at beginning of the year	(215,238)
Balance at end of the year	$ (331,124)	$ (215,238)